Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2017 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	1,473
Number of Restricted Shares, Granted | shares	641
Number of Restricted Shares, Vested | shares	(629)
Number of Restricted Shares, Forfeited | shares	(89)
Number of Restricted Shares, Ending Balance | shares	1,396
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 49.50
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	59.97
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	46.66
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	51.69
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 55.45